Financial Instruments - (Detail)	12 Months Ended
Dec. 31, 2024
Market risk - exchange rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure origin	Possibility of losses resulting from exposures to exchange rates other than the functional presentation currency, which may be of a financial or operational origin.
Management	Seek exchange rate neutrality, using hedging instruments if applicable.
Market risk - interest rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure origin	Possibility of losses resulting from the contracting of fixed-rate financial assets or liabilities.
Management	Maintain most of the net financial exposure indexed to floating rates, linked to the basic interest rate.
Market risk - commodity prices [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure origin	Possibility of losses resulting from changes in the prices of the main raw materials or products sold by the Company and their effects on profit or loss, statement of financial position and cash flow.
Management	Hedging instruments, if applicable.
Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure origin	Possibility of losses associated with the counterparty's failure to comply with financial obligations due to insolvency issues or deterioration in risk classification.
Management	Diversification and monitoring of counterparty’s solvency and liquidity indicators.
Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure origin	Possibility of inability to honor obligations, including guarantees, and incurring losses.
Management	For cash management: financial investments liquidity. For debt management: seek the combination of better terms and costs, by monitoring the ratio of average debt term to financial leverage.